Exchangeable Securities - Narrative (Details) - Brookfield Renewable Partners - Investment Agreement - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 12, 2025	Mar. 22, 2019	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Proceeds from sales of investments accounted for using equity method		$ 750
Dividend declared	$ 7
Fixed rate	1.764%
Ownership interest in fair value sensitivity range			7.90%	10.50%
Minimum ownership interest threshold
Disclosure of detailed information about borrowings [line items]
Ownership interests			8.50%
Hydro | Ownership interest, less than, threshold
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Hydro | Top up option for ownership interest percentage, 20 day VWAP is not less than $14 per share
Disclosure of detailed information about borrowings [line items]
Additional proportion of ownership interests			10.00%
Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Hydro | Ownership interest threshold exceeded
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Maximum | Hydro
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Maximum | Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Weighted average share price (in CAD per shares)			$ 17
Minimum | Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Weighted average share price (in CAD per shares)			$ 14